Shareholders’ Equity (Details) - shares				12 Months Ended
		Sep. 04, 2025	Nov. 23, 2022	Dec. 31, 2025	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Reverse share split ratio			1-for-20
Voting right				one
Ordinary shares issued	[1]			7,020,502	5,850,906
Ordinary shares outstanding	[1]			7,020,502	5,850,906
CLA Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant outstanding				370
Private Placement Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant outstanding				84,626
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued				7,020,502	5,850,906
Ordinary shares outstanding				7,020,502	5,850,906
Issuance of ordinary shares		1,169,596		1,169,596

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-20 share reverse split, see Note 1(A)(11).